Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

25.	FAIR VALUE MEASUREMENTS

The Company has categorized its assets and liabilities that are measured at fair value on a recurring and non-recurring basis into a three-level fair value hierarchy, based on the reliability of the inputs used to determine fair value as follows:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.

The following methods and assumptions were used by the Company in estimating its fair value disclosure for financial instruments:

The fair values of long-term debt instruments (excluding related fair value hedges) are based on quoted market values and are classified as Level 1 measurements, with the exception of the 7-year term loan facility and drawings under our $800 million revolving credit facility where fair value is determined using observable market data for similar debt instruments of comparable maturities (Level 2 measure).

Derivative financial instruments-Market values have been used to determine the fair value of interest rate swaps and forward foreign exchange contracts based on estimated amounts the Company would receive or have to pay to terminate the agreements, taking into account the current interest rate environment or current foreign currency forward rates. Such financial instruments are classified as Level 2 in the fair value hierarchy.

Financial instruments measured at fair value on a recurring basis

The following table presents, for each of the fair-value hierarchy levels, the Company’s assets and liabilities that are measured at fair value on a recurring basis.

	December 31, 2015
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Derivative financial instruments	—	26	—	26
Total assets	$—	$26	$—	$26
Liabilities at fair value:
Derivative financial instruments	$—	$57	$—	$57
Total liabilities	$—	$57	$—	$57

	December 31, 2014
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Derivative financial instruments	—	26	—	26
Total assets	$—	$26	$—	$26
Liabilities at fair value:
Derivative financial instruments	$—	$21	$—	$21
Total liabilities	$—	$21	$—	$21

Fair value information about financial instruments not measured at fair value

The following table discloses the Company’s financial instruments where the carrying amount and estimated fair value differ. The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

	December 31,
	2015		2014
	Carrying amount	Fair value	Carrying amount	Fair value
		(millions)
Liabilities:
Short-term debt and current portion of long-term debt	$988	$998	$167	$169
Long-term debt	2,278	2,394	2,130	2,327

Financial instruments measured at fair value on a non-recurring basis

The remeasurement of goodwill is classified as non-recurring level 3 fair value assessment due to the significance of unobservable inputs developed using company-specific information, see Note 12 - Goodwill.